Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Calculation of net earnings per share - basic and net earnings per share - diluted
The calculation of net earnings per share - basic and net earnings per share - diluted were as follows:

Year Ended December 31	2015	2014	2013
Net earnings available to common shareholders:	$419.2	$427.6	$288.0

Weighted-average common shares outstanding (in millions):
Weighted-average common shares outstanding - basic	76.8	79.5	78.0
Effect of dilutive securities - stock options	0.5	0.6	0.8
Effect of other share-based awards (in millions)	0.4	0.6	0.8
Weighted-average common shares outstanding - diluted	77.7	80.7	79.6

Net earnings per share - basic	$5.46	$5.38	$3.69
Net earnings per share - diluted	$5.40	$5.30	$3.62

Schedule of antidilutive awards
The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2015	2014	2013
Shares (in thousands)	20	692	995
Exercise price ranges	$93	$76-$93	$67-$93
Weighted-average remaining life	1.4 years	4.1 years	5.2 years